8-K	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Wyndham Hotels & Resorts, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38432
Entity Tax Identification Number	82-3356232
Entity Address, Address Line One	22 Sylvan Way
Entity Address, City or Town	Parsippany,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	753-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001722684
Amendment Flag	false